Organization and Background of Business (Details)			1 Months Ended	9 Months Ended	12 Months Ended
	Aug. 23, 2017 shares	May 17, 2017 USD ($) item $ / shares shares	Jul. 31, 2017	Sep. 30, 2017 USD ($) $ / shares shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2015 shares	Feb. 02, 2017 USD ($) $ / shares
Contract term			7 years
Common stock issued | $							$ 10
Common stock, par value (in dollars per share) | $ / shares							$ 0.01
Proceeds from issuance of stock, net of offering costs | $				$ 111,075,000
Cash bonus to certain employees and consultants | $		$ 3,100,000
Distributions paid to unit and option holders | $		$ 25,800,000		25,818,000
Class A Common Stock
Common stock issued | $				$ 101,000
Shares issued (in shares) | shares		10,100,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.01		$ 0.01	$ 0.01
Share price (in dollars per share) | $ / shares		12.00
Share price net of underwriting discounts and commissions (in dollars per share) | $ / shares		$ 11.28
Proceeds from stock issuance | $		$ 113,900,000
Offering costs | $		2,800,000
Proceeds from issuance of stock, net of offering costs | $		$ 111,100,000
Class B Common Stock
Shares issued (in shares) | shares		32,365,823
Common stock, par value (in dollars per share) | $ / shares				$ 0.00	$ 0.00
Solaris LLC
Shares issued (in shares) | shares		32,365,823		0	0
Vesting period					4 years
Options granted (in shares) | shares						14,596
Solaris LLC | Class A Common Stock
Multiple of net offering price | item		2,288,800
Solaris LLC | Class B Common Stock
Share issued for each membership unit (in shares) | shares		1
Revolving Facility
Repayment of credit facility | $		$ 5,500,000
Restricted stock
Restricted stock granted (in shares) | shares	423,737	648,676
Vesting period	3 years
Restricted stock | First vesting period
Restricted stock granted (in shares) | shares		203,222
Vesting period		1 year
Restricted stock | Second vesting period
Restricted stock granted (in shares) | shares		445,454
Vesting period		3 years
Options
Vesting period				4 years
Options | Class A Common Stock
Options granted (in shares) | shares		591,261